Operating Segments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment	2
Interest revenue | $	$ 19,188	$ 33,452	$ 38,981